DEAN WITTER HEALTH SCIENCES TRUST
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                                              October 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Dean Witter Health Sciences Trust
        File #33-48189
        Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 29, 1997.


                                             Very truly yours,
                                            /s/Todd Lebo
                                               Todd Lebo
                                               Assistant
Secretarycc: Randolph Koch
      Barry Fink
dc:paras\health\497j.97